11. WARRANTS (Details - Warrants outstanding) (Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrants [Member]
Warrants
Warrants outstanding, beginning balance	35,897,293	23,249,997	16,413,885
Warrants issued	3,002,177	13,772,296	10,231,667
Warrants exercised	(652,500)	(625,000)
Warrants expired	(1,900,000)	(500,000)	(3,395,555)
Warrants outstanding, ending balance	36,346,970	35,897,293	23,249,997
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding beginning	$ 0.20	$ 0.27	$ 0.23
Warrants issued	$ 0.15	$ 0.16	$ 0.10
Warrants exercised	$ 0.08	$ 0.06
Warrants expired	$ 0.20	$ 2.19	$ 0.23
Weighted Average Exercise Price Outstanding, ending	$ 0.20	$ 0.20	$ 0.27